SEGMENT INFORMATION - SCHEDULE OF REVENUE DISAGGREGATED BY SERVICE (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Direct revenue									$ 2,967,474	$ 3,077,080	$ 2,957,735
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	3,139,882	3,230,933	3,109,547
Operating Segments | Match Group
Segment Reporting Information
Direct revenue									1,067,364	866,583	799,527
Indirect revenue (principally advertising revenue)									50,746	43,122	36,931
Revenue									1,118,110	909,705	836,458
Operating Segments | HomeAdvisor
Segment Reporting Information
Consumer connection revenue									410,590	292,607	229,803
Membership subscription revenue									55,928	34,524	19,036
Other									32,372	34,070	34,702
Revenue									498,890	361,201	283,541
Operating Segments | Applications
Segment Reporting Information
Advertising									552,346	728,511	759,446
Subscription (including downloadable app fees) and Other									51,794	32,237	17,261
Revenue									604,140	760,748	776,707
Operating Segments | Publishing
Segment Reporting Information
Advertising									405,705	685,766	785,250
Other									1,608	5,920	6,299
Revenue									$ 407,313	$ 691,686	$ 791,549